Related party transactions and Directors' remuneration - Remuneration of Directors and other Key Management Personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	£ 35.2	£ 37.5
Pension costs	0.2	0.1
Other long-term benefits	8.5	7.2
Share-based payments	13.2	12.4
Employer social security charges on emoluments	6.0	6.0
Costs recognised for accounting purposes	63.1	63.2
Employer social security charges on emoluments	(6.0)	(6.0)
Other long-term benefits – difference between awards granted and costs recognised	3.3	0.4
Share-based payments – difference between awards granted and costs recognised	6.1	1.3
Total remuneration awarded	£ 66.5	£ 58.9